NOTE 15 - OUTSTANDING WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of the status of the Company’s outstanding warrants and the changes during 2014 and 2015 is as follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, January 1, 2014	220,997	$8.50

Granted	245,139	$7.50

Expired	(9,500)	$9.50
Exercised	(9,200)	$7.50

Outstanding, December 31, 2014	447,436	$8.00

Exercisable, December 31, 2014	312,336	$9.00

Granted	4,256,522	$3.47

Cancelled	(52,300)	$10.05
Expired	(76,560)	$6.93

Outstanding, December 31, 2015	4,575,098	$3.74

Exercisable, December 31, 2015	4,435,098	$3.69

Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]	The following is a summary of outstanding and exercisable warrants at December 31, 2015:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 12/31/15	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/15	Weighted Average Exercise Price
$3.13 - 5.00	3,971,134	4.80	$3.13	3,971,134	$3.16
$5.00	238,352	2.27	$5.00	102,352	$5.00
$6.50 - 9.50	284,068	4.52	$7.55	284,068	$7.55
$10.00 - 22.50	81,544	2.79	$12.58	77,544	$12.66

$3.13 - 22.50	4,575,098	4.62	$3.70	4,435,088	$3.65